Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Expenses
Stock-based compensation (Notes 12, 13 and 16)	$ 8,035,506
Professional fees	698,209	174,211	57,272
Directors’ and officers’ consulting fees (Note 16)	687,585	200,858	118,700
Insurance expense	681,504
Transfer agent and regulatory fees	236,926	22,244	3,885
Consulting fees	220,890	34,399	43,255
Interest on loan and debentures (Notes 8 and 9)	167,873	140,264
General and administrative expenses	129,415	8,254	20,626
Travel expenses	112,074		957
Amortization of transaction costs (Note 9)	56,512	13,284
Research expenses	33,733
Bank fees and interest	9,343	2,084	2,669
Total Expenses	(11,069,570)	(595,598)	(247,364)
Other Income
Gain on change in fair value of derivative liabilities (Note 10)	1,103,839	32,676
Grant income (Note 20)	109,745
Recovery of accounts payable		10,740
Recovery of flow through share liability			71,249
Foreign exchange gain (loss)	409,532	(254)	(6,001)
Total other income	1,623,116	43,162	65,248
Net Loss and Comprehensive Loss	$ (9,446,454)	$ (552,436)	$ (182,116)
Weighted Average Number of Outstanding Shares
Basic and diluted (Note 15) (in Shares)	15,884,041	13,008,669	13,007,995
Net Loss per Share
Basic and diluted (Note 15) (in Dollars per share)	$ (0.6)	$ (0.04)	$ (0.01)